Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Mid Cap Portfolio
March 31, 2024
VIPMID-NPRT1-0524
1.799869.120
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Entertainment - 1.9%
Capcom Co. Ltd.	617,720	11,531,753
Endeavor Group Holdings, Inc. (a)	698,600	17,974,978
Live Nation Entertainment, Inc. (b)	343,294	36,310,206
Spotify Technology SA (b)	142,200	37,526,580
TKO Group Holdings, Inc.	481,300	41,589,133
		144,932,650
Interactive Media & Services - 0.4%
IAC, Inc. (b)	586,375	31,277,243
TOTAL COMMUNICATION SERVICES		176,209,893
CONSUMER DISCRETIONARY - 12.8%
Automobile Components - 1.2%
Autoliv, Inc.	740,300	89,154,329
Broadline Retail - 0.1%
Etsy, Inc. (b)	141,400	9,717,008
Distributors - 0.3%
Pool Corp. (a)	63,400	25,581,900
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (b)	213,200	29,039,972
Hotels, Restaurants & Leisure - 3.4%
Aramark	1,248,458	40,599,854
Bowlero Corp. Class A (a)	1,283,000	17,577,100
Caesars Entertainment, Inc. (b)	519,606	22,727,566
Churchill Downs, Inc.	429,504	53,151,120
First Watch Restaurant Group, Inc. (a)(b)	536,200	13,201,244
Light & Wonder, Inc. Class A (b)	612,200	62,499,498
Red Rock Resorts, Inc.	363,700	21,756,534
Texas Roadhouse, Inc. Class A	189,200	29,225,724
		260,738,640
Household Durables - 1.9%
KB Home	371,618	26,340,284
NVR, Inc. (b)	7,258	58,789,510
Taylor Morrison Home Corp. (b)	891,412	55,419,084
		140,548,878
Specialty Retail - 4.0%
Aritzia, Inc. (b)	431,200	11,905,710
Dick's Sporting Goods, Inc.	361,336	81,250,013
Five Below, Inc. (b)	270,546	49,071,633
Floor & Decor Holdings, Inc. Class A (a)(b)	225,600	29,242,272
Williams-Sonoma, Inc. (a)	413,923	131,432,969
		302,902,597
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (b)	78,639	74,019,745
PVH Corp.	310,400	43,645,344
		117,665,089
TOTAL CONSUMER DISCRETIONARY		975,348,413
CONSUMER STAPLES - 4.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (b)	25,600	7,793,152
Consumer Staples Distribution & Retail - 4.0%
BJ's Wholesale Club Holdings, Inc. (b)	891,299	67,426,769
Performance Food Group Co. (b)	1,282,500	95,725,800
Sprouts Farmers Market LLC (b)	611,600	39,435,968
U.S. Foods Holding Corp. (b)	1,799,340	97,110,380
		299,698,917
Food Products - 0.5%
Nomad Foods Ltd.	1,272,701	24,894,032
Westrock Coffee Holdings (a)(b)	1,499,942	15,494,401
		40,388,433
TOTAL CONSUMER STAPLES		347,880,502
ENERGY - 4.3%
Energy Equipment & Services - 2.3%
Baker Hughes Co. Class A	1,271,048	42,580,108
NOV, Inc.	1,097,200	21,417,344
TechnipFMC PLC	2,473,300	62,104,563
Valaris Ltd. (b)	612,061	46,063,711
		172,165,726
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (b)	1,580,525	45,835,225
MEG Energy Corp. (b)	1,023,600	23,501,502
Ovintiv, Inc.	993,800	51,578,220
Range Resources Corp.	1,013,168	34,883,374
		155,798,321
TOTAL ENERGY		327,964,047
FINANCIALS - 13.9%
Banks - 4.4%
Bancorp, Inc., Delaware (b)	1,185,722	39,674,258
Cadence Bank	531,500	15,413,500
East West Bancorp, Inc.	947,417	74,950,159
First Citizens Bancshares, Inc.	14,200	23,217,000
KeyCorp	2,644,400	41,807,964
Popular, Inc.	638,227	56,221,416
Wintrust Financial Corp.	765,341	79,893,947
		331,178,244
Capital Markets - 2.5%
Blue Owl Capital, Inc. Class A (a)	1,214,600	22,907,356
Houlihan Lokey (a)	293,400	37,610,946
Northern Trust Corp.	415,455	36,942,259
Raymond James Financial, Inc.	424,797	54,552,431
TMX Group Ltd.	1,354,500	35,728,681
		187,741,673
Financial Services - 1.5%
Essent Group Ltd.	1,057,204	62,914,210
PennyMac Financial Services, Inc.	255,100	23,237,059
Shift4 Payments, Inc. (a)(b)	469,400	31,013,258
		117,164,527
Insurance - 5.5%
American Financial Group, Inc.	215,313	29,385,918
Arch Capital Group Ltd. (b)	543,600	50,250,384
Fidelis Insurance Holdings Ltd. (a)	688,400	13,410,032
Hartford Financial Services Group, Inc.	713,322	73,507,832
Old Republic International Corp.	1,726,310	53,032,243
Primerica, Inc.	340,947	86,245,953
Reinsurance Group of America, Inc.	490,578	94,622,685
Selective Insurance Group, Inc.	175,700	19,181,169
		419,636,216
TOTAL FINANCIALS		1,055,720,660
HEALTH CARE - 8.5%
Biotechnology - 1.7%
Amicus Therapeutics, Inc. (b)	385,800	4,544,724
Arrowhead Pharmaceuticals, Inc. (b)	657,540	18,805,644
Blueprint Medicines Corp. (b)	159,900	15,168,114
Crinetics Pharmaceuticals, Inc. (b)	132,300	6,192,963
Krystal Biotech, Inc. (b)	37,300	6,636,789
Legend Biotech Corp. ADR (b)	179,900	10,090,591
Repligen Corp. (b)	76,500	14,069,880
SpringWorks Therapeutics, Inc. (b)	114,100	5,616,002
United Therapeutics Corp. (b)	211,400	48,562,808
		129,687,515
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (b)	653,743	44,774,858
Glaukos Corp. (b)	110,200	10,390,758
Masimo Corp. (b)	288,500	42,366,225
Shockwave Medical, Inc. (b)	103,900	33,832,957
The Cooper Companies, Inc.	305,756	31,022,004
TransMedics Group, Inc. (b)	200,200	14,802,788
Zimmer Biomet Holdings, Inc.	154,232	20,355,539
		197,545,129
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (b)	262,800	20,819,016
Encompass Health Corp.	807,700	66,699,866
Molina Healthcare, Inc. (b)	121,468	49,902,698
Option Care Health, Inc. (b)	1,609,720	53,990,009
Universal Health Services, Inc. Class B	110,500	20,161,830
		211,573,419
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (b)	643,900	21,113,481
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (b)	176,600	6,627,798
Sartorius Stedim Biotech	67,700	19,303,982
Thermo Fisher Scientific, Inc.	32,661	18,982,900
		44,914,680
Pharmaceuticals - 0.5%
Longboard Pharmaceuticals, Inc. (b)	214,700	4,637,520
UCB SA	307,500	37,951,785
		42,589,305
TOTAL HEALTH CARE		647,423,529
INDUSTRIALS - 25.4%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (b)	74,354	23,263,880
Howmet Aerospace, Inc.	900,352	61,611,087
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	531,600	19,174,812
		104,049,779
Air Freight & Logistics - 0.7%
GXO Logistics, Inc. (b)	928,532	49,917,880
Building Products - 2.8%
Builders FirstSource, Inc. (b)	298,271	62,204,417
Fortune Brands Innovations, Inc.	577,500	48,896,925
Simpson Manufacturing Co. Ltd.	150,600	30,900,108
Trex Co., Inc. (a)(b)	685,700	68,398,575
		210,400,025
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (b)	1,298,000	24,363,460
Construction & Engineering - 1.7%
Comfort Systems U.S.A., Inc.	99,900	31,739,229
Quanta Services, Inc.	219,169	56,940,106
Willscot Mobile Mini Holdings (b)	804,419	37,405,484
		126,084,819
Electrical Equipment - 5.4%
Acuity Brands, Inc.	251,623	67,618,649
AMETEK, Inc.	318,026	58,166,955
Generac Holdings, Inc. (b)	162,090	20,446,033
Nextracker, Inc. Class A (b)	719,921	40,509,955
nVent Electric PLC	1,336,700	100,787,180
Prysmian SpA	455,300	23,769,188
Sunrun, Inc. (a)(b)	1,311,746	17,288,812
Vertiv Holdings Co.	1,013,100	82,739,877
		411,326,649
Ground Transportation - 2.1%
J.B. Hunt Transport Services, Inc.	103,300	20,582,525
Saia, Inc. (b)	140,200	82,017,000
U-Haul Holding Co. (a)(b)	223,100	15,068,174
XPO, Inc. (b)	328,900	40,135,667
		157,803,366
Machinery - 6.3%
Chart Industries, Inc. (a)(b)	289,200	47,637,024
Crane Co. (a)	603,936	81,609,872
Fortive Corp.	548,714	47,200,378
Hillenbrand, Inc.	550,000	27,659,500
IDEX Corp.	193,294	47,167,602
Ingersoll Rand, Inc.	733,600	69,655,320
ITT, Inc.	941,809	128,114,278
Westinghouse Air Brake Tech Co.	219,500	31,976,760
		481,020,734
Professional Services - 2.7%
ASGN, Inc. (b)	351,506	36,823,769
FTI Consulting, Inc. (b)	183,800	38,651,302
KBR, Inc.	1,298,739	82,677,725
Maximus, Inc.	595,800	49,987,620
		208,140,416
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	301,800	59,620,590
DNOW, Inc. (b)	1,922,800	29,226,560
RS GROUP PLC	1,950,787	17,895,166
Watsco, Inc.	113,300	48,942,201
		155,684,517
TOTAL INDUSTRIALS		1,928,791,645
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 0.7%
Digi International, Inc. (a)(b)	1,596,301	50,969,891
Electronic Equipment, Instruments & Components - 2.6%
Belden, Inc.	120,700	11,178,027
CDW Corp.	190,376	48,694,373
Crane NXT Co.	428,836	26,544,948
Flex Ltd. (b)	2,023,800	57,900,918
Jabil, Inc.	382,875	51,286,106
		195,604,372
IT Services - 0.7%
Wix.com Ltd. (b)	402,900	55,390,692
Semiconductors & Semiconductor Equipment - 4.7%
Allegro MicroSystems LLC (b)	915,400	24,679,184
Astera Labs, Inc.	13,400	994,146
Enphase Energy, Inc. (b)	98,800	11,952,824
First Solar, Inc. (b)	164,100	27,700,080
Lattice Semiconductor Corp. (b)	653,200	51,099,836
Marvell Technology, Inc.	271,478	19,242,361
MKS Instruments, Inc.	526,771	70,060,543
Nova Ltd. (b)	250,200	44,380,476
Teradyne, Inc.	347,845	39,247,351
Ultra Clean Holdings, Inc. (b)	425,000	19,524,500
Universal Display Corp.	277,200	46,694,340
		355,575,641
Software - 1.8%
Dynatrace, Inc. (b)	1,698,049	78,857,396
Manhattan Associates, Inc. (b)	74,200	18,567,066
Rapid7, Inc. (b)	326,100	15,991,944
Sage Group PLC	1,747,800	27,916,750
		141,333,156
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	327,800	30,501,790
Super Micro Computer, Inc. (b)	16,600	16,766,498
		47,268,288
TOTAL INFORMATION TECHNOLOGY		846,142,040
MATERIALS - 6.0%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (b)	1,133,900	38,994,821
Celanese Corp. Class A	307,237	52,801,751
Element Solutions, Inc.	2,726,105	68,098,103
OCI NV	365,400	10,009,037
		169,903,712
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	126,837	77,870,308
Containers & Packaging - 1.9%
Aptargroup, Inc.	578,000	83,168,420
Avery Dennison Corp.	282,883	63,153,630
		146,322,050
Metals & Mining - 0.9%
Reliance, Inc.	113,127	37,804,781
Wheaton Precious Metals Corp.	568,200	26,762,512
		64,567,293
TOTAL MATERIALS		458,663,363
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Americold Realty Trust	881,600	21,969,472
CubeSmart	1,196,100	54,087,642
EastGroup Properties, Inc.	321,400	57,778,078
Equity Lifestyle Properties, Inc.	282,900	18,218,760
Essex Property Trust, Inc.	102,200	25,019,582
Four Corners Property Trust, Inc.	966,500	23,650,255
Invitation Homes, Inc.	1,016,872	36,210,812
Kimco Realty Corp.	1,645,400	32,266,294
Lamar Advertising Co. Class A	569,481	68,001,726
Omega Healthcare Investors, Inc.	480,200	15,207,934
Ryman Hospitality Properties, Inc.	368,500	42,602,285
Sun Communities, Inc.	154,100	19,814,178
Terreno Realty Corp.	602,800	40,025,920
Ventas, Inc.	827,437	36,026,607
		490,879,545
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (b)	225,028	21,881,723
TOTAL REAL ESTATE		512,761,268
UTILITIES - 3.3%
Electric Utilities - 0.5%
PG&E Corp.	2,521,000	42,251,960
Gas Utilities - 0.2%
Southwest Gas Holdings, Inc.	14,504	1,104,190
UGI Corp.	563,200	13,820,928
		14,925,118
Independent Power and Renewable Electricity Producers - 1.2%
Clearway Energy, Inc. Class C (a)	1,260,854	29,062,685
The AES Corp.	1,227,538	22,009,756
Vistra Corp.	579,100	40,334,315
		91,406,756
Multi-Utilities - 0.8%
NiSource, Inc.	1,313,400	36,328,644
NorthWestern Energy Corp. (a)	498,800	25,403,884
		61,732,528
Water Utilities - 0.6%
Essential Utilities, Inc.	1,158,200	42,911,310
TOTAL UTILITIES		253,227,672
TOTAL COMMON STOCKS (Cost $5,039,593,295)		7,530,133,032

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	52,247,227	52,257,677
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	236,624,480	236,648,142
TOTAL MONEY MARKET FUNDS (Cost $288,905,819)		288,905,819

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $5,328,499,114)	7,819,038,851
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(215,064,044)
NET ASSETS - 100.0%	7,603,974,807

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	73,051,733	282,984,847	303,778,903	557,068	-	-	52,257,677	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	275,921,013	314,585,247	353,858,118	660,981	-	-	236,648,142	0.8%
Total	348,972,746	597,570,094	657,637,021	1,218,049	-	-	288,905,819

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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